Disclosure of Detailed Information About Unrecognized Deductible Temporary Differences and Unused Tax Losses (Details) - USD ($)	Aug. 31, 2021	Aug. 31, 2020
Major components of tax expense (income) [abstract]
Intangible assets	$ 28,362,021	$ 25,826,171
Net operating losses	153,954,414	133,010,627
Net capital losses	2,156,922
Property and equipment	483,175	552,680
Share issuance costs	206,655	67,250
Convertible debt	2,385,606
Other	8,802,009	8,998,673
Deferred tax assets, unrecognized	$ 196,350,802	$ 168,455,401